FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities	$ 144,206	$ 154,280
Financial assets	112,855	128,223
United States dollars [Member]
Financial liabilities	(1,660)	(186)
Financial assets	4,941	2,093
South African rands [Member]
Financial liabilities	(22,909)	(19,268)
Financial assets	7,894	119
Japanese yen [Member]
Financial liabilities	(6,976)	(11)
Financial assets	$ 765	$ 11,132